Exhibit 1

J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-AON

Commercial Mortgage Pass Through Certificates, Series 2018-AON

Report To:

J.P. Morgan Chase Commercial Mortgage Securities Corp.

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

Academy Securities, Inc.

Drexel Hamilton, LLC

8 June 2018

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

J.P. Morgan Chase Commercial Mortgage Securities Corp. JPMorgan Chase Bank, National Association J.P. Morgan Securities LLC 383 Madison Avenue New York, New York 10179	Academy Securities, Inc. 277 Park Avenue, 35th Floor New York, New York 10172

Drexel Hamilton, LLC 77 Water Street New York, New York 1005

Re: J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-AON Commercial Mortgage Pass Through Certificates, Series 2018-AON (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist J.P. Morgan Chase Commercial Mortgage Securities Corp. (the “Depositor”) in evaluating the accuracy of certain information with respect to the Trust Loan (as defined in Attachment A) that will secure the Certificates. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary confidential offering circular for the J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-AON securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Trust Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Trust Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Trust Loan,
iii.	Whether the originator of the Trust Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Trust Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

8 June 2018

Attachment A Page 1 of 7

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The Certificates will represent interests in J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-AON (the “Issuing Entity”) that will be established by the Depositor,
b.	The assets of the Issuing Entity will consist primarily of two promissory notes (collectively, the “Trust Notes”) issued by 601 W Companies LLC and Brickell 13 Chicago LLC (collectively, the “Borrower”), each a Delaware limited liability company, collectively evidencing a fixed rate, interest-only loan (the “Trust Loan”),
c.	The Trust Loan is part of a split loan structure consisting of the Trust Loan and three other fixed rate, interest-only loans (collectively, the “Companion Loans,” together with the Trust Loan, the “Mortgage Loan”) each evidenced by a separate promissory note (collectively, the “Companion Notes”), which will not be assets of the Issuing Entity,
d.	Certain Trust Notes are subordinate to certain Companion Notes in right of payment,
e.	The Mortgage Loan is secured by, among other things, a first priority mortgage lien on the Borrower’s fee simple interest in an office building located at 200 East Randolph Street, Chicago, Illinois (the “Property”) and
f.	The Mortgage Loan has two related fixed rate mezzanine loans (the “Mezzanine A Loan” and “Mezzanine B Loan,” respectively, and together, the “Mezzanine Loans”) that will not be assets of the Issuing Entity.

For the purpose of the procedures described in this report, the Mortgage Loan, together with the Mezzanine Loans, is hereinafter referred to as the “Total Debt associated with the Mortgage Loan.”

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Trust Loan, Companion Loans, Mortgage Loan, Property, Mezzanine Loans and Total Debt associated with the Mortgage Loan as of 8 June 2018 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1. above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

Attachment A Page 2 of 7

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Trust Loan, Companion Loans, Mortgage Loan, Property, Mezzanine Loans and Total Debt associated with the Mortgage Loan as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date” of the Mortgage Loan and Mezzanine Loans, as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan and Mezzanine Loans as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Payment Date and
b.	Maturity Date

of the Mortgage Loan and Mezzanine Loans, both as shown on the Final Data File, we recalculated the “Loan Term” of the Mortgage Loan and Mezzanine Loans. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:
a.	Seasoning and
b.	Loan Term

of the Mortgage Loan and Mezzanine Loans, both as shown on the Final Data File, we recalculated the “Remaining Term to Maturity” of the Mortgage Loan and Mezzanine Loans. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 7

7.	The applicable Source Documents indicate that the Mortgage Loan and Mezzanine Loans are interest-only for their entire terms. Based on this information, the Depositor instructed us to:
a.	Use “0” for the original amortization term of the Mortgage Loan and Mezzanine Loans (the “Amortization Term”),
b.	Use the “Loan Term” of the Mortgage Loan and Mezzanine Loans, as shown on the Final Data File, for the original interest-only period of the Mortgage Loan and Mezzanine Loans (the “IO Period”),
c.	Use the “Original Mortgage Balance” of the Mortgage Loan, as shown on the Final Data File, as:
i.	The principal balance of the Mortgage Loan as of the Reference Date (the “Cut-off Date Mortgage Balance”) and
ii.	The principal balance of the Mortgage Loan as of the “Maturity Date” of the Mortgage Loan (the “Mortgage Balance at Maturity”),
d.	Use the “Original Mezzanine A Loan Balance” of the Mezzanine A Loan, as shown on the Final Data File, as:
i.	The principal balance of the Mezzanine A Loan as of the Reference Date (the “Mezzanine A Loan Cut-off Date Balance”) and
ii.	The principal balance of the Mezzanine A Loan as of the “Maturity Date” of the Mezzanine A Loan (the “Mezzanine A Loan Maturity Balance”) and
e.	Use the “Original Mezzanine B Loan Balance” of the Mezzanine B Loan, as shown on the Final Data File, as:
i.	The principal balance of the Mezzanine B Loan as of the Reference Date (the “Mezzanine B Loan Cut-off Date Balance”) and
ii.	The principal balance of the Mezzanine B Loan as of the “Maturity Date” of the Mezzanine B Loan (the “Mezzanine B Loan Maturity Balance”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	Original Mezzanine A Loan Balance,
b.	Original Mezzanine B Loan Balance,
c.	Mezzanine A Loan Cut-off Date Balance,
d.	Mezzanine B Loan Cut-off Date Balance,
e.	Mezzanine A Loan Maturity Balance,
f.	Mezzanine B Loan Maturity Balance,
g.	Mezzanine A Loan Interest Rate and
h.	Mezzanine B Loan Interest Rate

of the Mezzanine A Loan and Mezzanine B Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Total Original Mezzanine Loan Balance,
ii.	Total Mezzanine Loan Cut-off Date Balance,
iii.	Total Mezzanine Loan Maturity Balance and
iv.	Total Mezzanine Loan Interest Rate

of the Mezzanine Loans. We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 7

9.	Using the:
a.	Original Mortgage Balance,
b.	Total Original Mezzanine Loan Balance,
c.	Cut-off Date Mortgage Balance,
d.	Total Mezzanine Loan Cut-off Date Balance,
e.	Mortgage Balance at Maturity,
f.	Total Mezzanine Loan Maturity Balance,
g.	Mortgage Loan Interest Rate and
h.	Total Mezzanine Loan Interest Rate

of the Mortgage Loan and Mezzanine Loans, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Total Debt Original Balance,
ii.	Total Debt Cut-off Date Balance,
iii.	Total Debt Maturity Balance and
iv.	Total Debt Interest Rate

of the Total Debt associated with the Mortgage Loan. We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	Using the:

a.       Original Mortgage Balance,

b.	Mortgage Loan Interest Rate,
c.	Total Debt Original Balance,
d.	Total Debt Interest Rate and
e.	Accrual Basis

of the Mortgage Loan and Total Debt associated with the Mortgage Loan, as applicable, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraphs of this Item 10., we recalculated the:

i.	Mortgage Loan Annual Debt Service,
ii.	Total Debt Annual Debt Service,
iii.	Mortgage Loan Monthly Debt Service and
iv.	Total Debt Monthly Debt Service

of the Mortgage Loan and Total Debt associated with the Mortgage Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Annual Debt Service” of the Mortgage Loan as the product of:

a.	The “Original Mortgage Balance,” as shown on the Final Data File,
b.	The “Mortgage Loan Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Total Debt Annual Debt Service” of the Total Debt associated with the Mortgage Loan as the product of:

a.	The “Total Debt Original Balance,” as shown on the Final Data File,
b.	The “Total Debt Interest Rate,” as shown on the Final Data File, and
c.	365/360.

Attachment A Page 5 of 7

10. (continued)

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Monthly Debt Service” and “Total Debt Monthly Debt Service” of the Mortgage Loan and Total Debt associated with the Mortgage Loan, respectively, as 1/12th of the “Mortgage Loan Annual Debt Service” and “Total Debt Annual Debt Service” of the Mortgage Loan and Total Debt associated with the Mortgage Loan, respectively.

11.	Using the:
a.	Cut-off Date Mortgage Balance,
b.	Mortgage Balance at Maturity,
c.	Mortgage Loan Annual Debt Service,
d.	TTM NOI (T12 Ending 4/30/2018),
e.	UW NOI,
f.	UW NCF,
g.	Appraisal Value and
h.	Net Rentable Area

of the Mortgage Loan and Property, as applicable, all as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Mortgage Loan TTM NOI DSCR,
ii.	Mortgage Loan UW NOI DSCR,
iii.	Mortgage Loan UW NCF DSCR,
iv.	Mortgage Loan TTM NOI Debt Yield,
v.	Mortgage Loan UW NOI Debt Yield,
vi.	Mortgage Loan UW NCF Debt Yield,
vii.	Mortgage Loan Cut-off Date LTV,
viii.	Mortgage Loan Balloon LTV and
ix.	Mortgage Balance PSF

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, we were instructed by the Depositor to:

a.	Round the “Mortgage Loan TTM NOI DSCR,“ “Mortgage Loan UW NOI DSCR,” “Mortgage Loan UW NCF DSCR” and “Mortgage Balance PSF” to two decimal places and
b.	Round the “Mortgage Loan TTM NOI Debt Yield,” “Mortgage Loan UW NOI Debt Yield,” “Mortgage Loan UW NCF Debt Yield,” “Mortgage Loan Cut-off Date LTV” and “Mortgage Loan Balloon LTV” to the nearest 1/10th of one percent.

Attachment A Page 6 of 7

12.	Using the:
a.	Total Debt Cut-off Date Balance,
b.	Total Debt Maturity Balance,
c.	Total Debt Annual Debt Service,
d.	TTM NOI (T12 Ending 4/30/2018),
e.	UW NOI,
f.	UW NCF,
g.	Appraisal Value and
h.	Net Rentable Area

of the Total Debt associated with the Mortgage Loan and Property, as applicable, all as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Total Debt TTM NOI DSCR,
ii.	Total Debt UW NOI DSCR,
iii.	Total Debt UW NCF DSCR,
iv.	Total Debt TTM NOI Debt Yield,
v.	Total Debt UW NOI Debt Yield,
vi.	Total Debt UW NCF Debt Yield,
vii.	Total Debt Cut-off Date LTV,
viii.	Total Debt Balloon LTV and
ix.	Total Debt Cut-off Date Balance PSF

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, we were instructed by the Depositor to:

a.	Round the “Total Debt TTM NOI DSCR,” “Total Debt UW NOI DSCR,” “Total Debt UW NCF DSCR” and “Total Debt Cut-off Date Balance PSF” to two decimal places and
b.	Round the “Total Debt TTM NOI Debt Yield,” “Total Debt UW NOI Debt Yield,” “Total Debt UW NCF Debt Yield,” “Total Debt Cut-off Date LTV” and “Total Debt Balloon LTV” to the nearest 1/10th of one percent.

13.	Using the:
a.	SF1,
b.	SF2,
c.	SF3,
d.	SF4,
e.	SF5 and
f.	Net Rentable Area

of the Property, all as shown on the Final Data File, we recomputed the:

i.	Space Pct 1,
ii.	Space Pct 2,
iii.	Space Pct 3,
iv.	Space Pct 4 and
v.	Space Pct 5

of the Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 7 of 7

14.	Using the:
a.	Primary Servicer and
b.	Master Servicer

of the Trust Loan, both as shown on the Final Data File, we recalculated the “Servicing Fee” of the Trust Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

15.	Using the:
a.	Servicing Fee,
b.	Trustee/Cert Admin,
c.	Operating Advisor and
d.	CREFC Fee

of the Trust Loan, all as shown on the Final Data File, we recalculated the “Total Admin Fee” of the Trust Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

16.	Using the:
a.	Mortgage Loan Interest Rate and
b.	Total Admin Fee

of the Trust Loan, both as shown on the Final Data File, we recalculated the “Net Mortgage Rate” of the Trust Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Source Documents

Mortgage Loan and Mezzanine Loan Source Documents

Source Document Title	Source Document Date

Mortgage Loan Agreement	8 June 2018

Promissory Notes	8 June 2018

Mezzanine A Loan Agreement (see Note 1)	8 June 2018

Mezzanine B Loan Agreement (see Note 1)	8 June 2018

Cash Management Agreement	8 June 2018

Settlement Statement	8 June 2018

Guaranty Agreement	8 June 2018

Property Source Documents

Source Document Title	Source Document Date

Appraisal Report	9 May 2018

Engineering Report	26 February 2018

Environmental Phase I Report	26 February 2018

Underwriter’s Summary Report	Not Dated

Underwritten Rent Roll	1 May 2018

Lease Agreements	Various

Lease Abstracts	Various

Amended Property Management Agreement	8 June 2018

Pro Forma Title Policy	Not Dated

USPS Internet Site (www.usps.gov)	Not Applicable

Note:

1.	The mezzanine A loan agreement and mezzanine B loan agreement Source Documents are hereinafter referred to collectively as the “Mezzanine Loan Agreements.”

Exhibit 2 to Attachment A Page 1 of 6

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document

Property Address (see Note 1)	Appraisal Report
Property City (see Note 1)	Appraisal Report
State (see Note 1)	Appraisal Report
Zip Code	USPS Internet Site (www.usps.gov)
County	USPS Internet Site (www.usps.gov)
Property Type (see Note 2)	Appraisal Report
Property Sub-Type (see Note 2)	Appraisal Report
Year Built	Appraisal Report
Year Renovated	Appraisal Report
Measurement Unit	Underwritten Rent Roll
Net Rentable Area	Underwritten Rent Roll
Occupancy % Most Recent	Underwritten Rent Roll
Occupancy Date Most Recent	Underwritten Rent Roll
Single Tenant	Underwritten Rent Roll
Property Manager	Property Management Agreement

Third Party Information:

Characteristic	Source Document

Appraisal Value	Appraisal Report
Date of Appraisal	Appraisal Report
Appraisal Type	Appraisal Report
Appraisal Firm	Appraisal Report
Phase I Date	Environmental Phase I Report
Environmental Firm	Environmental Phase I Report
Engineering Report Date	Engineering Report
Engineering Firm	Engineering Report

Exhibit 2 to Attachment A Page 2 of 6

Major Tenant Information:

Characteristic	Source Document

Tenant Name 1	Underwritten Rent Roll
SF1	Underwritten Rent Roll
Tenant Lease Maturity Date 1	Underwritten Rent Roll
Tenant Name 2	Underwritten Rent Roll
SF2	Underwritten Rent Roll
Tenant Lease Maturity Date 2	Underwritten Rent Roll
Tenant Name 3	Underwritten Rent Roll
SF3	Underwritten Rent Roll
Tenant Lease Maturity Date 3	Underwritten Rent Roll
Tenant Name 4	Underwritten Rent Roll
SF4	Underwritten Rent Roll
Tenant Lease Maturity Date 4	Underwritten Rent Roll
Tenant Name 5	Underwritten Rent Roll
SF5	Underwritten Rent Roll
Tenant Lease Maturity Date 5	Underwritten Rent Roll

Underwriting Information: (see Note 3)

Characteristic	Source Document

UW Occupancy	Underwriter’s Summary Report
UW Effective Gross Income	Underwriter’s Summary Report
UW Expense Total	Underwriter’s Summary Report
UW NOI	Underwriter’s Summary Report
UW Replacement Reserves	Underwriter’s Summary Report
UW TI/LC	Underwriter’s Summary Report
UW NCF	Underwriter’s Summary Report
TTM NOI (T12 Ending 4/30/2018)	Underwriter’s Summary Report
2017 NOI	Underwriter’s Summary Report
2016 NOI	Underwriter’s Summary Report
2014 NOI	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 3 of 6

Reserve and Escrow Information:

Characteristic	Source Document

Initial Tax Escrow	Settlement Statement
Monthly Tax Escrow	Servicer Tape
Initial Insurance Escrow	Settlement Statement
Monthly Insurance Escrow	Servicer Tape
Replacement Reserves Initial Deposit Amount	Settlement Statement
Replacement Reserves Monthly Deposit Amount	Mortgage Loan Agreement
Replacement Reserves Cap	Mortgage Loan Agreement
TI/LC Initial Deposit Amount	Settlement Statement
TI/LC Monthly Deposit Amount	Mortgage Loan Agreement
TI/LC Reserves Cap	Mortgage Loan Agreement
Outstanding TI Reserve Initial Deposit Amount	Settlement Statement
Outstanding Free Rent Reserve Initial Deposit Amount	Settlement Statement
Deferred Maintenance Reserve Deposit Amount	Settlement Statement
Initial Debt Service Deposit	Settlement Statement
Monthly Debt Service Deposit	Mortgage Loan Agreement
Other Escrow Type	Mortgage Loan Agreement
Other Escrow Initial Deposit	Settlement Statement
Other Escrow Monthly Deposit	Mortgage Loan Agreement

Mortgage Loan, Trust Loan, Companion Loan and Mezzanine Loan Information: (see Note 4)

Characteristic	Source Document(s)

Borrower Entity	Mortgage Loan Agreement
Origination Date (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Original Mortgage Balance	Mortgage Loan Agreement
Original Mezzanine A Loan Balance	Mezzanine A Loan Agreement
Original Mezzanine B Loan Balance	Mezzanine B Loan Agreement
First Payment Date	Mortgage Loan Agreement and Mezzanine Loan Agreements
Maturity Date (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Payment Grace Period (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Amortization Type (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreements

Exhibit 2 to Attachment A Page 4 of 6

Mortgage Loan, Trust Loan, Companion Loan and Mezzanine Loan Information: (continued)

Characteristic	Source Document(s)

Mortgage Loan Interest Rate	Mortgage Loan Agreement
Mezzanine A Loan Interest Rate	Mezzanine A Loan Agreement
Mezzanine B Loan Interest Rate	Mezzanine B Loan Agreement
Accrual Basis (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Interest Accrual Period Start (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Interest Accrual Period End (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreements
String (see Note 6)	Mortgage Loan Agreement
Partial Prepayments Allowed	Mortgage Loan Agreement
Partial Release Permitted	Mortgage Loan Agreement
Substitution Allowed	Mortgage Loan Agreement
LockBox (Y/N)	Mortgage Loan Agreement and Cash Management Agreement
LockBox Type (see Note 7)	Mortgage Loan Agreement and Cash Management Agreement
Cash Management (see Note 8)	Mortgage Loan Agreement and Cash Management Agreement
Springing Conditions	Mortgage Loan Agreement and Cash Management Agreement
Single Asset Entity	Mortgage Loan Agreement
Single Purpose Entity	Mortgage Loan Agreement
TIC Structure	Mortgage Loan Agreement
Condo Structure	Mortgage Loan Agreement
DST	Mortgage Loan Agreement
Assumption Fee	Mortgage Loan Agreement
Letter of Credit	Mortgage Loan Agreement
Earnout / Holdback	Mortgage Loan Agreement
Future Debt Permitted?	Mortgage Loan Agreement
Guarantor	Guaranty Agreement
Loan Purpose	Settlement Statement

Notes:

1.	For the purpose of comparing the:
a.	Property Address,
b.	Property City and
c.	State

characteristics, the Depositor instructed us to ignore differences that are caused by standard postal abbreviations.

Exhibit 2 to Attachment A Page 5 of 6

Notes: (continued)

2.	For the purpose of comparing the “Property Type” and “Property Sub-Type” characteristics, the Depositor instructed us to use the property type and related property sub-type, both as shown in the appraisal report Source Document, that accounts for the majority of the Property’s “Net Rentable Area,” as shown in the underwritten rent roll Source Document.

3.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/- $1 or less.

4.	For each “Mortgage Loan, Trust Loan, Companion Loan and Mezzanine Loan Information” characteristic, except for the:
a.	Original Mortgage Balance,
b.	Original Mezzanine A Loan Balance,
c.	Original Mezzanine B Loan Balance,
d.	Mortgage Loan Interest Rate,
e.	Mezzanine A Loan Interest Rate and
f.	Mezzanine B Loan Interest Rate

characteristics, which only relate to the Mortgage Loan, Mezzanine A Loan or Mezzanine B Loan, as applicable, the Depositor instructed us to:

i.	Compare the information for each of these characteristics, as shown on the Preliminary Data File, to the corresponding information in the applicable Source Document(s) for the Mortgage Loan, and
ii.	Use the information for each characteristic described in i. above for the Mortgage Loan, Trust Loan, Companion Loans and Mezzanine Loans, as applicable.

5.	For the purpose of comparing the:
a.	Origination Date,
b.	First Payment Date,
c.	Maturity Date,
d.	Payment Grace Period,
e.	Amortization Type,
f.	Accrual Basis,
g.	Interest Accrual Period Start and
h.	Interest Accrual Period End

characteristics, the Depositor instructed us to compare the information on the Preliminary Data File to the corresponding information for the Mortgage Loan and Mezzanine Loans that is shown in the applicable Source Documents.

6.	For the purpose of comparing the “String” characteristic, the Depositor instructed us to assume that the entire “Loan” (as defined in the mortgage loan agreement Source Document) has been securitized.

7.	For the purpose of comparing the “Lockbox Type” characteristic, the Depositor instructed us to use “Hard” if the applicable Source Documents currently require tenants (or the property manager) to pay rent or other income directly to the lockbox account, with the funding of all required escrow and reserve accounts (including debt service) derived directly from such lockbox account.

Exhibit 2 to Attachment A Page 6 of 6

Notes: (continued)

8.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “Springing” if prior to the occurrence of certain trigger events that are described in the applicable Source Documents, the applicable Source Documents instruct the lockbox bank to transfer funds from the lockbox account to the Borrower who is responsible for remitting monthly debt service payments and for funding escrows, and subsequent to the occurrence of certain trigger events that are described in the applicable Source Documents, the applicable Source Documents require all funds in the lockbox account to no longer be transferred to the Borrower and for such funds to be used to remit monthly debt service payments and for funding escrows.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Control Number
Loan Number
Property Name
Property Count
2015 NOI
Sponsor
Pari Passu Note Control (Y/N)
Cut-off Date Trust Loan Balance
Cut-off Date Companion Loan Balance
ARD Year
Seismic Insurance
Seismic PML %
Ground Lease
Ground Lease Maturity Date
Existing Additional Debt
Existing Additional Debt Amount
Existing Additional Debt Description
Future Debt Description
Primary Servicer
Master Servicer
Trustee/Cert Admin
Operating Advisor
CREFC Fee

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.